Stock Options (Details 1) - $ / shares	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Number of Shares
Granted	6,994,740	2,430,000
Exercisable at End of Year	9,044,740
Stock Option [Member]
Number of Shares
Outstanding, Beginning	6,692,310	6,542,310
Granted	1,035,159	150,000
Canceled or expired	(1,492,310)
Outstanding, Ending	6,235,159	6,692,310
Exercisable at End of Year	6,235,159
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.16	$ 0.17
Granted	0.10	0.10
Canceled or expired	0.14
Outstanding, Ending	0.16	$ 0.16
Exercisable at End of Year	$ 0.16